Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Preliminary purchase price allocation
These items are included in the Company's Consolidated Balance Sheet as of December 31, 2011 and are treated as non-cash additions, except for the cash cost of the acquisition, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2011.

Preliminary Allocation as of December 31, 2011 (dollars in millions)

Cash	$0.6
Accounts receivable	81.0
Inventory	253.7
Other current assets	14.0
Property, plant and equipment	60.7
Goodwill	119.3
Intangibles	60.7
Other non-current assets	4.7
Accounts payable and accrued liabilities	(219.7)
Total purchase price	$375.0